Note 11 - Related-party Transactions	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
1
1.

Related-Party Transactions

In
March 2018,
September 2018,
December 2018
and
March 2019,
the Company issued Notes to the Company’s majority investors totaling
$6.0
million as of
March 31, 2019.
In addition, in
April 2019
and
May 2019,
the Company issued an incremental
$2.0
million and
$0.5
million of Notes to the majority investors. These Notes accrue simple interest on the outstanding principal amount at the rate of
8%
per annum. As of
March 31, 2019,
accrued interest on the Notes was
$215,000
- for further details see the section above titled
‘
Note
5
-
Term Loans and Convertible Promissory Notes’

On
May 3, 2019,
prior to the closing of the Merger, the
$3.0
million of Notes and
$203,000
of cumulative accrued interest was converted into
10,223,996
shares of Series B convertible preferred stock.